Jul. 30, 2019
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated December 3, 2019 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Prospectus and Statement of Additional Information,

Each dated July 30, 2019, as supplemented

Removal of Sub-Adviser

Effective November 30, 2019, Boussard & Gavaudan Investment Management, LLP (“BGIM”) no longer serves as a sub-adviser to the Fund. The Fund’s assets managed by BGIM have been re-allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub-advisers or to BAIA to manage directly. Therefore, all references to BGIM in the Fund’s Prospectus and Statement of Additional Information are hereby removed.